Financial Instruments Carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Total trading assets		€ 64,552	€ 52,387
Trading securities		62,958	52,387
Other trading assets		1,593	0
Positive market values from derivative financial instruments		1,273	940
Non-trading financial assets mandatory at fair value through profit or loss		1,570	1,346
Financial assets designated at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		25,262	21,901
Other financial assets at fair value		1,594	1,460
Total financial assets held at fair value		94,250	78,034
Financial liabilities held at fair value:
Total trading liabilities		33,727	30,765
Trading securities		33,727	30,765
Other trading liabilities		0	0
Negative market values from derivative financial instruments		2,770	2,238
Financial liabilities designated at fair value through profit or loss		154	0
Investment contract liabilities		0	0
Other financial liabilities at fair value		375	539
Total financial liabilities held at fair value		37,025	33,543
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Total trading assets		78,554	78,237
Trading securities		63,987	69,507
Other trading assets		14,567	8,730
Positive market values from derivative financial instruments		233,373	282,927
Non-trading financial assets mandatory at fair value through profit or loss		117,244	107,173
Financial assets designated at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		16,034	16,806
Other financial assets at fair value	[1]	(821)	(1,135)
Total financial assets held at fair value		444,384	484,008
Financial liabilities held at fair value:
Total trading liabilities		9,127	12,614
Trading securities		7,391	11,073
Other trading liabilities		1,735	1,542
Negative market values from derivative financial instruments		217,119	265,464
Financial liabilities designated at fair value through profit or loss		109,354	87,479
Investment contract liabilities		469	454
Other financial liabilities at fair value	[1]	(193)	3,101
Total financial liabilities held at fair value		335,875	369,113
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Total trading assets		10,705	9,148
Trading securities		3,635	2,964
Other trading assets		7,070	6,184
Positive market values from derivative financial instruments		7,008	7,933
Non-trading financial assets mandatory at fair value through profit or loss		5,681	5,805
Financial assets designated at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		2,348	3,383
Other financial assets at fair value		22	12
Total financial assets held at fair value		25,764	26,281
Financial liabilities held at fair value:
Total trading liabilities		25	119
Trading securities		23	26
Other trading liabilities		2	93
Negative market values from derivative financial instruments		5,938	8,707
Financial liabilities designated at fair value through profit or loss		5,547	4,569
Investment contract liabilities		0	0
Other financial liabilities at fair value	[2]	36	(13)
Total financial liabilities held at fair value		€ 11,547	€ 13,382

[1]	Predominantly relates to derivatives qualifying for hedge accounting
[2]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and classification presented in this table is consistent with the classification of the host contract